December 31, 2012

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Annual Report

The 2012 Annual Reports for all underlying investment options may be mailed separately to Pacific Life & Annuity Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Cash Management	Cash Management Class I	93,730	$944,984	$945,306
Diversified Bond	Diversified Bond Class I	22,601	187,622	185,217
Floating Rate Loan	Floating Rate Loan Class I	2,885	17,870	16,888
High Yield Bond	High Yield Bond Class I	90,631	513,105	571,486
Inflation Managed	Inflation Managed Class I	96,228	1,018,580	1,023,217
Managed Bond	Managed Bond Class I	144,757	1,566,832	1,671,838
Short Duration Bond	Short Duration Bond Class I	41,783	388,340	393,650
Emerging Markets Debt	Emerging Markets Debt Class I	38	415	414
American Funds® Growth	American Funds Growth Class I	49,455	332,216	464,224
American Funds Growth-Income	American Funds Growth-Income Class I	32,288	246,063	337,659
Comstock	Comstock Class I	45,207	312,457	371,592
Dividend Growth	Dividend Growth Class I	27,860	234,322	282,521
Equity Index	Equity Index Class I	39,945	900,655	1,224,795
Focused 30	Focused 30 Class I	16,909	92,978	210,999
Growth LT	Growth LT Class I	24,365	317,844	325,845
Large-Cap Growth	Large-Cap Growth Class I	132,965	667,335	687,122
Large-Cap Value	Large-Cap Value Class I	87,556	827,779	1,052,723
Long/Short Large-Cap	Long/Short Large-Cap Class I	6,539	42,507	46,200
Main Street® Core	Main Street Core Class I	45,159	727,174	884,385
Mid-Cap Equity	Mid-Cap Equity Class I	89,673	948,416	891,863
Mid-Cap Growth	Mid-Cap Growth Class I	51,944	283,857	371,621
Mid-Cap Value	Mid-Cap Value Class I	1,832	17,764	17,896
Small-Cap Equity	Small-Cap Equity Class I	7,206	76,152	84,052
Small-Cap Growth	Small-Cap Growth Class I	17,105	120,091	166,015
Small-Cap Index	Small-Cap Index Class I	57,090	502,056	708,791
Small-Cap Value	Small-Cap Value Class I	46,908	524,123	532,763
Health Sciences	Health Sciences Class I	32,724	252,187	469,702
Real Estate	Real Estate Class I	48,350	532,267	789,153
Technology	Technology Class I	40,086	152,237	168,452
Emerging Markets	Emerging Markets Class I	60,287	456,877	882,173
International Large-Cap	International Large-Cap Class I	137,940	739,146	928,121
International Small-Cap	International Small-Cap Class I	11,569	61,809	73,369
International Value	International Value Class I	61,688	548,178	598,557
American Funds Asset Allocation	American Funds Asset Allocation Class I	1,050	15,330	16,222
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I	232	2,679	2,707
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I	147	1,975	1,960
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I	19,229	263,178	260,856
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	13,650	133,694	143,046
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	152,609	1,463,935	1,576,955
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	209,229	1,985,617	2,132,043
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	48,208	449,169	482,943

	M Fund, Inc.
I	M International Equity	1,682	17,906	19,464
II	M Large Cap Growth	668	8,629	12,819
III	M Capital Appreciation	1,378	26,410	32,208
V	M Business Opportunity Value	951	10,238	10,874

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	57	1,623	1,695

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	3,764	39,942	47,953
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	14,884	184,658	213,434

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	17,478	355,859	454,429
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	8,320	64,043	92,846
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	127	1,381	1,417
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	1,682	13,188	18,220
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	602	21,649	25,070
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	8,935	241,833	267,883
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	2,512	18,994	28,090

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Class 2	Templeton Foreign Securities Class 2 *	703	$10,128	$10,096
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	6,601	121,883	128,513

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	137	2,198	2,373

	Janus Aspen Series
Janus Aspen Series Overseas Service Class	Janus Aspen Series Overseas Service Class	5,284	231,106	195,663
Janus Aspen Series Enterprise Service Class	Janus Aspen Series Enterprise Service Class *	1,575	60,309	67,999

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	187	1,722	1,948

	Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Aggressive Growth - Class II	Legg Mason ClearBridge Variable Aggressive Growth - Class II	925	16,086	17,429
Legg Mason ClearBridge Variable Mid Cap Core - Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II	1,085	13,892	15,838

	Lord Abbett Series Fund, Inc.
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	178	3,250	3,143

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	2,249	25,538	33,759
MFS Utilities Series Service Class	MFS Utilities Series Service Class	8,206	209,841	223,929

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	6,056	73,253	77,274

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	228	2,763	2,473

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	13,152	119,996	173,211
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	8,563	145,251	190,274

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	11,597	316,179	337,810

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., BlackRock is a registered trademark of BlackRock, Inc. Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

*	The variable accounts did not receive any dividend or captial gain distributions from the underlying portfolios/funds during the reporting period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond
ASSETS
Investments in mutual funds, at value	$945,306	$185,217	$16,888	$571,486	$1,023,217	$1,671,838	$393,650
Receivables:
Due from Pacific Life & Annuity Company	120	27	8	—	80	806	38
Investments sold	—	—	—	36	—	—	—
Total Assets	945,426	185,244	16,896	571,522	1,023,297	1,672,644	393,688
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	35	—	—	—
Investments purchased	119	27	8	—	80	806	38
Other	—	—	—	—	1	—	2
Total Liabilities	119	27	8	35	81	806	40
NET ASSETS	$945,307	$185,217	$16,888	$571,487	$1,023,216	$1,671,838	$393,648
Units Outstanding	74,332	13,331	1,647	26,949	42,336	70,035	31,371
Accumulation Unit Value	$12.72	$13.89	$10.25	$21.21	$24.17	$23.87	$12.55
Cost of Investments	$944,984	$187,622	$17,870	$513,105	$1,018,580	$1,566,832	$388,340

	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index	Focused 30
ASSETS
Investments in mutual funds, at value	$414	$464,224	$337,659	$371,592	$282,521	$1,224,795	$210,999
Receivables:
Due from Pacific Life & Annuity Company	—	404	740	—	225	2,624	23
Investments sold	—	—	—	332	—	—	—
Total Assets	414	464,628	338,399	371,924	282,746	1,227,419	211,022
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	331	—	—	—
Investments purchased	—	402	740	—	225	2,624	23
Other	—	—	4	—	—	—	—
Total Liabilities	—	402	744	331	225	2,624	23
NET ASSETS	$414	$464,226	$337,655	$371,593	$282,521	$1,224,795	$210,999
Units Outstanding	37	31,227	25,117	27,819	19,399	100,717	9,933
Accumulation Unit Value	$11.06	$14.87	$13.44	$13.36	$14.56	$12.16	$21.24
Cost of Investments	$415	$332,216	$246,063	$312,457	$234,322	$900,655	$92,978

	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth
ASSETS
Investments in mutual funds, at value	$325,845	$687,122	$1,052,723	$46,200	$884,385	$891,863	$371,621
Receivables:
Due from Pacific Life & Annuity Company	258	447	698	—	821	314	308
Total Assets	326,103	687,569	1,053,421	46,200	885,206	892,177	371,929
LIABILITIES
Payables:
Investments purchased	256	447	698	—	821	314	306
Other	—	4	3	—	1	—	—
Total Liabilities	256	451	701	—	822	314	306
NET ASSETS	$325,847	$687,118	$1,052,720	$46,200	$884,384	$891,863	$371,623
Units Outstanding	40,286	71,479	70,091	4,251	71,504	40,647	28,464
Accumulation Unit Value	$8.09	$9.61	$15.02	$10.87	$12.37	$21.94	$13.06
Cost of Investments	$317,844	$667,335	$827,779	$42,507	$727,174	$948,416	$283,857

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences	Real Estate
ASSETS
Investments in mutual funds, at value	$17,896	$84,052	$166,015	$708,791	$532,763	$469,702	$789,153
Receivables:
Due from Pacific Life & Annuity Company	—	41	141	716	181	195	288
Total Assets	17,896	84,093	166,156	709,507	532,944	469,897	789,441
LIABILITIES
Payables:
Investments purchased	—	41	140	716	181	195	288
Other	—	—	—	—	—	1	2
Total Liabilities	—	41	140	716	181	196	290
NET ASSETS	$17,896	$84,052	$166,016	$708,791	$532,763	$469,701	$789,151
Units Outstanding	938	4,544	15,074	36,567	18,485	19,196	21,388
Accumulation Unit Value	$19.08	$18.50	$11.01	$19.38	$28.82	$24.47	$36.90
Cost of Investments	$17,764	$76,152	$120,091	$502,056	$524,123	$252,187	$532,267

	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth
ASSETS
Investments in mutual funds, at value	$168,452	$882,173	$928,121	$73,369	$598,557	$16,222	$2,707
Receivables:
Due from Pacific Life & Annuity Company	443	398	—	96	—	—	—
Investments sold	—	—	2,037	—	257	—	—
Total Assets	168,895	882,571	930,158	73,465	598,814	16,222	2,707
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	2,031	—	257	—	—
Investments purchased	443	323	—	96	—	—	—
Other	—	—	—	—	1	—	—
Total Liabilities	443	323	2,031	96	258	—	—
NET ASSETS	$168,452	$882,248	$928,127	$73,369	$598,556	$16,222	$2,707
Units Outstanding	19,555	18,726	58,915	7,765	60,033	955	191
Accumulation Unit Value	$8.61	$47.11	$15.75	$9.45	$9.97	$16.99	$14.19
Cost of Investments	$152,237	$456,877	$739,146	$61,809	$548,178	$15,330	$2,679

	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	I
ASSETS
Investments in mutual funds, at value	$1,960	$260,856	$143,046	$1,576,955	$2,132,043	$482,943	$19,464
Receivables:
Due from Pacific Life & Annuity Company	28	—	—	329	1,494	140	—
Total Assets	1,988	260,856	143,046	1,577,284	2,133,537	483,083	19,464
LIABILITIES
Payables:
Investments purchased	28	—	—	329	1,494	140	—
Other	—	—	—	1	—	—	—
Total Liabilities	28	—	—	330	1,494	140	—
NET ASSETS	$1,960	$260,856	$143,046	$1,576,954	$2,132,043	$482,943	$19,464
Units Outstanding	130	16,507	13,242	148,542	204,572	47,319	1,964
Accumulation Unit Value	$15.03	$15.80	$10.80	$10.62	$10.42	$10.21	$9.91
Cost of Investments	$1,975	$263,178	$133,694	$1,463,935	$1,985,617	$449,169	$17,906

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	II	III	V	Invesco V.I. International Growth Series II	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2
ASSETS
Investments in mutual funds, at value	$12,819	$32,208	$10,874	$1,695	$47,953	$213,434	$454,429
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	—	850	63
Total Assets	12,819	32,208	10,874	1,695	47,953	214,284	454,492
LIABILITIES
Payables:
Investments purchased	—	—	—	—	—	850	63
Total Liabilities	—	—	—	—	—	850	63
NET ASSETS	$12,819	$32,208	$10,874	$1,695	$47,953	$213,434	$454,429
Units Outstanding	732	1,599	732	162	4,050	13,624	31,035
Accumulation Unit Value	$17.52	$20.14	$14.86	$10.47	$11.84	$15.67	$14.64
Cost of Investments	$8,629	$26,410	$10,238	$1,623	$39,942	$184,658	$355,859

	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign Securities Class 2
ASSETS
Investments in mutual funds, at value	$92,846	$1,417	$18,220	$25,070	$267,883	$28,090	$10,096
Receivables:
Due from Pacific Life & Annuity Company	—	—		18	387
Total Assets	92,846	1,417	18,220	25,088	268,270	28,090	10,096
LIABILITIES
Payables:
Investments purchased	—	—	—	18	387	—	—
Other	—	—	—	—	—	1	—
Total Liabilities	—	—	—	18	387	1	—
NET ASSETS	$92,846	$1,417	$18,220	$25,070	$267,883	$28,089	$10,096
Units Outstanding	8,568	131	1,775	1,975	18,731	2,132	920
Accumulation Unit Value	$10.84	$10.82	$10.26	$12.70	$14.30	$13.18	$10.98
Cost of Investments	$64,043	$1,381	$13,188	$21,649	$241,833	$18,994	$10,128

	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Class	Janus Aspen Series Enterprise Service Class	Lazard Retirement U.S. Strategic Equity Service Class	Legg Mason ClearBridge Variable Aggressive Growth - Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II
ASSETS
Investments in mutual funds, at value	$128,513	$2,373	$195,663	$67,999	$1,948	$17,429	$15,838
Receivables:
Due from Pacific Life & Annuity Company	17	—	53	—	13	—	1
Total Assets	128,530	2,373	195,716	67,999	1,961	17,429	15,839
LIABILITIES
Payables:
Investments purchased	17	—	52	—	13	—	—
Total Liabilities	17	—	52	—	13	—	—
NET ASSETS	$128,513	$2,373	$195,664	$67,999	$1,948	$17,429	$15,839
Units Outstanding	10,731	206	19,963	5,242	192	1,490	1,342
Accumulation Unit Value	$11.98	$11.52	$9.80	$12.97	$10.17	$11.69	$11.80
Cost of Investments	$121,883	$2,198	$231,106	$60,309	$1,722	$16,086	$13,892

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2012

	Variable Accounts
	Lord Abbett Fundamental Equity Class VC	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	PIMCO Global Multi- Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II
ASSETS
Investments in mutual funds, at value	$3,143	$33,759	$223,929	$77,274	$2,473	$173,211	$190,274
Receivables:
Due from Pacific Life & Annuity Company	—	—	19	—	—	316	60
Total Assets	3,143	33,759	223,948	77,274	2,473	173,527	190,334
LIABILITIES
Payables:
Investments purchased	—	—	19	—	—	316	60
Total Liabilities	—	—	19	—	—	316	60
NET ASSETS	$3,143	$33,759	$223,929	$77,274	$2,473	$173,211	$190,274
Units Outstanding	279	2,445	17,780	7,765	226	12,598	14,775
Accumulation Unit Value	$11.26	$13.81	$12.59	$9.95	$10.92	$13.75	$12.88
Cost of Investments	$3,250	$25,538	$209,841	$73,253	$2,763	$119,996	$145,251

	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$337,810
Receivables:
Due from Pacific Life & Annuity Company	300
Total Assets	338,110
LIABILITIES
Payables:
Investments purchased	300
Total Liabilities	300
NET ASSETS	$337,810
Units Outstanding	16,279
Accumulation Unit Value	$20.75
Cost of Investments	$316,179

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond
INVESTMENT INCOME
Dividends from mutual fund investments	$8	$5,558	$858	$38,393	$25,130	$85,538	$3,262
Net Investment Income	8	5,558	858	38,393	25,130	85,538	3,262
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	5	(4,125)	(465)	84	(23,930)	615	(1,110)
Capital gain distributions from mutual fund investments	—	1,776	—	—	174,525	1,899	—
Realized Gain (Loss) on Investments	5	(2,349)	(465)	84	150,595	2,514	(1,110)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(13)	9,807	960	37,511	(80,592)	81,269	9,945
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$—	$13,016	$1,353	$75,988	$95,133	$169,321	$12,097

	Emerging Markets Debt (1)	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index	Focused 30
INVESTMENT INCOME
Dividends from mutual fund investments	$9	$761	$3,700	$6,859	$4,547	$28,283	$—
Net Investment Income	9	761	3,700	6,859	4,547	28,283	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	—	10,909	1,878	(91)	(272)	11,768	4,388
Capital gain distributions from mutual fund investments	—	—	—	18,302	6,120	—	22,902
Realized Gain (Loss) on Investments	—	10,909	1,878	18,211	5,848	11,768	27,290
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(1)	62,961	46,075	35,624	25,682	135,271	17,575
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8	$74,631	$51,653	$60,694	$36,077	$175,322	$44,865

	Growth LT	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth
INVESTMENT INCOME
Dividends from mutual fund investments	$2,877	$ —	$20,249	$378	$8,926	$6,223	$1,627
Net Investment Income	2,877	—	20,249	378	8,926	6,223	1,627
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	25,834	(7,589)	3,961	(1,335)	5,326	(22,257)	(714)
Capital gain distributions from mutual fund investments	109,170	113,409	25,872	6,822	37,446	189,159	94,517
Realized Gain on Investments	135,004	105,820	29,833	5,487	42,772	166,902	93,803
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(73,508)	3,472	103,179	898	90,289	(108,155)	(67,023)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,373	$109,292	$153,261	$6,763	$141,987	$64,970	$28,407

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences	Real Estate
INVESTMENT INCOME
Dividends from mutual fund investments	$194	$1,306	$135	$7,390	$10,586	$—	$8,984
Net Investment Income	194	1,306	135	7,390	10,586	—	8,984
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(486)	(408)	(2,051)	7,612	(9,090)	1,978	5,229
Capital gain distributions from mutual fund investments	1,524	3,935	24,058	11,209	58,222	24,047	36,560
Realized Gain on Investments	1,038	3,527	22,007	18,821	49,132	26,025	41,789
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	1,032	6,097	(3,610)	82,198	(4,459)	73,130	64,752
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,264	$10,930	$18,532	$108,409	$55,259	$99,155	$115,525

	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth
INVESTMENT INCOME
Dividends from mutual fund investments	$—	$6,034	$13,041	$1,872	$19,383	$257	$38
Net Investment Income	—	6,034	13,041	1,872	19,383	257	38
REALIZED GAIN (LOSS) ON INVESTMENTS	(2,842)	2,293	(8,353)	(2,337)	(12,579)	(17)	2
Realized gain (loss) on sale of mutual fund investments
Capital gain distributions from mutual fund investments	15,347	84,081	—	—	—	154	38
Realized Gain (Loss) on Investments	12,505	86,374	(8,353)	(2,337)	(12,579)	137	40
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(1,977)	60,906	180,481	14,183	86,084	795	17
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,528	$153,314	$185,169	$13,718	$92,888	$1,189	$95

	Pacific Dynamix - Moderate Growth (1)	Pacific Dynamix - Growth	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	I
INVESTMENT INCOME
Dividends from mutual fund investments	$28	$3,541	$2,966	$32,947	$36,187	$6,762	$378
Net Investment Income	28	3,541	2,966	32,947	36,187	6,762	378
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	233	588	727	14,666	(317)	(27)	(78)
Capital gain distributions from mutual fund investments	—	3,815	21	—	—	—	—
Realized Gain (Loss) on Investments	233	4,403	748	14,666	(317)	(27)	(78)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(15)	(1,853)	10,998	158,054	219,133	55,686	3,087
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$246	$6,091	$14,712	$205,667	$255,003	$62,421	$3,387

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2012

	Variable Accounts
	II	III	V	Invesco V.I. International Growth Series II (1)	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments	$6	$100	$86	$22	$732	$3,110	$4,929
Net Investment Income	6	100	86	22	732	3,110	4,929
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	110	(208)	(13)	—	226	985	1,282
Capital gain distributions from mutual fund investments	—	2,018	—	—	—	703	—
Realized Gain (Loss) on Investments	110	1,810	(13)	—	226	1,688	1,282
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	2,005	2,959	1,557	72	5,295	16,667	60,336
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,121	$4,869	$1,630	$94	$6,253	$21,465	$66,547

	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign Securities Class 2 (1)
INVESTMENT INCOME
Dividends from mutual fund investments	$1,637	$23	$339	$90	$1,031	$93	$—
Net Investment Income	1,637	23	339	90	1,031	93	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	939	(3)	(9)	121	(831)	(59)	—
Capital gain distributions from mutual fund investments	1,106	14	154	—	21,330	—	—
Realized Gain (Loss) on Investments	2,045	11	145	121	20,499	(59)	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	8,178	128	1,813	1,394	12,193	6,170	(33)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,860	$162	$2,297	$1,605	$33,723	$6,204	($33)

	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Overseas Service Class	Janus Aspen Series Enterprise Service Class	Lazard Retirement U.S. Strategic Equity Service Class	Legg Mason ClearBridge Variable Aggressive Growth - Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II
INVESTMENT INCOME
Dividends from mutual fund investments	$5,891	$32	$1,152	$—	$21	$17	$47
Net Investment Income	5,891	32	1,152	—	21	17	47
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,362	(1)	(3,459)	(24)	(8)	987	(8)
Capital gain distributions from mutual fund investments	148	—	20,108	—	—	440	132
Realized Gain (Loss) on Investments	1,510	(1)	16,649	(24)	(8)	1,427	124
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	6,549	177	5,037	6,435	171	654	566
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,950	$208	$22,838	$6,411	$184	$2,098	$737

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2012

	Variable Accounts
	Lord Abbett Fundamental Equity Class VC	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	PIMCO Global Multi-Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income -II
INVESTMENT INCOME
Dividends from mutual fund investments	$17	$—	$14,329	$2,646	$—	$—	$3,832
Net Investment Income	17	—	14,329	2,646	—	—	3,832
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(12)	57	(3,615)	(292)	(19)	1,208	3,410
Capital gain distributions from mutual fund investments	48	3,991	—	351	54	—	—
Realized Gain (Loss) on Investments	36	4,048	(3,615)	59	35	1,208	3,410
CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	177	2,816	15,840	3,610	139	26,178	23,548
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$230	$6,864	$26,554	$6,315	$174	$27,386	$30,790

	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends from mutual fund investments	$2,106
Net Investment Income	2,106
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(7,768)
Capital gain distributions from mutual fund investments	28,841
Realized Gain on Investments	21,073
CHANGE IN NET UNREALIZED DEPRECIATION ON MUTUAL FUND INVESTMENTS	(11,760)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,419

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8	$—	$5,558	$30,948	$858	$6,821
Realized gain (loss) on investments	5	14	(2,349)	10,023	(465)	(6,295)
Change in net unrealized appreciation (depreciation) on investments	(13)	(19)	9,807	(28,168)	960	933
Net Increase (Decrease) in Net Assets Resulting from Operations	—	(5)	13,016	12,803	1,353	1,459
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	595,594	676,464	7,092	23,931	2,338	5,752
Transfers between variable and fixed accounts, net	176,464	(580,997)	73,543	(221,631)	408	(50,588)
Policy maintenance charges	(185,482)	(446,523)	(11,718)	(18,623)	(2,190)	(5,133)
Policy benefits and terminations	(405,003)	(106,792)	(3,206)	(306)	(1,334)	—
Other	(2,214)	24,591	40	(5,424)	(10)	(2,075)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	179,359	(433,257)	65,751	(222,053)	(788)	(52,044)
NET INCREASE (DECREASE) IN NET ASSETS	179,359	(433,262)	78,767	(209,250)	565	(50,585)
NET ASSETS
Beginning of Year	765,948	1,199,210	106,450	315,700	16,323	66,908
End of Year	$945,307	$765,948	$185,217	$106,450	$16,888	$16,323

	High Yield Bond		Inflation Managed		Managed Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$38,393	$57,754	$25,130	$60,690	$85,538	$99,823
Realized gain on investments	84	3,764	150,595	75,376	2,514	67,532
Change in net unrealized appreciation (depreciation) on investments	37,511	(41,512)	(80,592)	(11,474)	81,269	(93,312)
Net Increase in Net Assets Resulting from Operations	75,988	20,006	95,133	124,592	169,321	74,043
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	36,201	61,930	78,204	112,479	139,715	177,672
Transfers between variable and fixed accounts, net	46,141	(53,429)	65,229	(319,255)	19,450	(362,011)
Policy maintenance charges	(44,050)	(54,710)	(79,536)	(103,350)	(139,738)	(167,329)
Policy benefits and terminations	(5,804)	(102,851)	(90,289)	(39,467)	(143,401)	(87,661)
Other	(76)	(2,334)	(987)	(15,745)	1,090	(14,559)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	32,412	(151,394)	(27,379)	(365,338)	(122,884)	(453,888)
NET INCREASE (DECREASE) IN NET ASSETS	108,400	(131,388)	67,754	(240,746)	46,437	(379,845)
NET ASSETS
Beginning of Year	463,087	594,475	955,462	1,196,208	1,625,401	2,005,246
End of Year	$571,487	$463,087	$1,023,216	$955,462	$1,671,838	$1,625,401

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Short Duration Bond		Emerging Markets Debt (1)		American Funds Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,262	$13,402	$9		$761	$1,035
Realized gain (loss) on investments	(1,110)	(2,520)	—		10,909	(1,155)
Change in net unrealized appreciation (depreciation) on investments	9,945	(6,694)	(1)		62,961	(19,497)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,097	4,188	8		74,631	(19,617)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	34,433	45,828	—		42,901	56,811
Transfers between variable and fixed accounts, net	18,216	(88,239)	420		(25,345)	(93,057)
Policy maintenance charges	(24,277)	(30,440)	(14)		(42,580)	(46,947)
Policy benefits and terminations	(16,034)	(16,066)	—		(24,406)	(23,562)
Other	162	(5,843)	—		951	(2,713)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	12,500	(94,760)	406		(48,479)	(109,468)
NET INCREASE (DECREASE) IN NET ASSETS	24,597	(90,572)	414		26,152	(129,085)
NET ASSETS
Beginning of Year or Period	369,051	459,623	—		438,074	567,159
End of Year or Period	$393,648	$369,051	$414		$464,226	$438,074

	American Funds Growth-Income		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,700	$3,207	$6,859	$35,158	$4,547	$8,949
Realized gain (loss) on investments	1,878	(46,117)	18,211	(5,591)	5,848	7,921
Change in net unrealized appreciation (depreciation) on investments	46,075	38,842	35,624	(33,795)	25,682	(5,995)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,653	(4,068)	60,694	(4,228)	36,077	10,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	36,948	55,573	35,441	51,825	22,658	29,896
Transfers between variable and fixed accounts, net	(13,336)	(136,134)	(15,429)	(224,631)	5,170	(100,113)
Policy maintenance charges	(36,575)	(44,627)	(33,678)	(43,182)	(22,493)	(26,694)
Policy benefits and terminations	(8,350)	(126,622)	(4,689)	(6,192)	(8,249)	(6,701)
Other	2,134	(6,284)	1,925	(9,909)	187	(4,116)
Net Decrease in Net Assets Derived from Policy Transactions	(19,179)	(258,094)	(16,430)	(232,089)	(2,727)	(107,728)
NET INCREASE (DECREASE) IN NET ASSETS	32,474	(262,162)	44,264	(236,317)	33,350	(96,853)
NET ASSETS
Beginning of Year	305,181	567,343	327,329	563,646	249,171	346,024
End of Year	$337,655	$305,181	$371,593	$327,329	$282,521	$249,171

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Equity Index		Focused 30		Growth LT
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$28,283	$36,083	$—	$—	$2,877	$4,509
Realized gain on investments	11,768	12,188	27,290	2,747	135,004	36,998
Change in net unrealized appreciation (depreciation) on investments	135,271	(24,900)	17,575	(24,510)	(73,508)	(65,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	175,322	23,371	44,865	(21,763)	64,373	(24,383)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	117,912	138,919	16,926	20,175	34,008	61,721
Transfers between variable and fixed accounts, net	(112,201)	(127,813)	(4,633)	(1,743)	(114,459)	(117,025)
Policy maintenance charges	(87,380)	(113,793)	(17,642)	(19,694)	(34,836)	(45,357)
Policy benefits and terminations	(54,370)	(144,442)	(24,786)	(8,319)	(5,277)	(88,778)
Other	5,489	2,620	(1,423)	1,719	411	(3,840)
Net Decrease in Net Assets Derived from Policy Transactions	(130,550)	(244,509)	(31,558)	(7,862)	(120,153)	(193,279)
NET INCREASE (DECREASE) IN NET ASSETS	44,772	(221,138)	13,307	(29,625)	(55,780)	(217,662)
NET ASSETS
Beginning of Year	1,180,023	1,401,161	197,692	227,317	381,627	599,289
End of Year	$1,224,795	$1,180,023	$210,999	$197,692	$325,847	$381,627

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$20,249	$75,862	$378	$4,129
Realized gain on investments	105,820	58,418	29,833	17,915	5,487	21,590
Change in net unrealized appreciation (depreciation) on investments	3,472	(47,570)	103,179	(39,432)	898	(24,833)
Net Increase in Net Assets Resulting from Operations	109,292	10,848	153,261	54,345	6,763	886
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	59,581	73,247	83,635	122,941	4,616	14,112
Transfers between variable and fixed accounts, net	(8,154)	(140,119)	(26,706)	(297,105)	4,117	(164,058)
Policy maintenance charges	(54,582)	(61,828)	(82,308)	(110,779)	(2,982)	(10,287)
Policy benefits and terminations	(18,481)	(14,557)	(18,487)	(24,446)	—	(184)
Other	(1,874)	(5,852)	(24)	(52,212)	135	(2,757)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(23,510)	(149,109)	(43,890)	(361,601)	5,886	(163,174)
NET INCREASE (DECREASE) IN NET ASSETS	85,782	(138,261)	109,371	(307,256)	12,649	(162,288)
NET ASSETS
Beginning of Year	601,336	739,597	943,349	1,250,605	33,551	195,839
End of Year	$687,118	$601,336	$1,052,720	$943,349	$46,200	$33,551

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,926	$11,868	$6,223	$9,004	$1,627	$—
Realized gain on investments	42,772	77,891	166,902	170,875	93,803	58,953
Change in net unrealized appreciation (depreciation) on investments	90,289	(84,381)	(108,155)	(234,088)	(67,023)	(84,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	141,987	5,378	64,970	(54,209)	28,407	(25,436)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	93,794	102,019	77,726	107,114	34,841	55,506
Transfers between variable and fixed accounts, net	(146,425)	(104,046)	(52,811)	(156,726)	(9,327)	(127,591)
Policy maintenance charges	(86,522)	(107,853)	(77,484)	(102,394)	(39,548)	(51,492)
Policy benefits and terminations	(50,239)	(182,042)	(45,568)	(124,265)	(39,069)	(9,001)
Other	1,405	(6,509)	(1,380)	(54,851)	(66)	(17,728)
Net Decrease in Net Assets Derived from Policy Transactions	(187,987)	(298,431)	(99,517)	(331,122)	(53,169)	(150,306)
NET DECREASE IN NET ASSETS	(46,000)	(293,053)	(34,547)	(385,331)	(24,762)	(175,742)
NET ASSETS
Beginning of Year	930,384	1,223,437	926,410	1,311,741	396,385	572,127
End of Year	$884,384	$930,384	$891,863	$926,410	$371,623	$396,385

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$194	$5,186	$1,306	$4,810	$135	$—
Realized gain on investments	1,038	37,848	3,527	26,280	22,007	55,213
Change in net unrealized appreciation (depreciation) on investments	1,032	(40,824)	6,097	(34,306)	(3,610)	(54,451)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,264	2,210	10,930	(3,216)	18,532	762
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,340	9,689	7,721	15,294	13,170	34,394
Transfers between variable and fixed accounts, net	148	(122,866)	2,024	(130,622)	1,478	(65,199)
Policy maintenance charges	(2,203)	(7,729)	(5,831)	(11,110)	(12,044)	(18,589)
Policy benefits and terminations	(472)	(55)	(1,181)	(1,989)	(1,354)	(87,408)
Other	(130)	(188)	349	(2,115)	465	(2,062)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(317)	(121,149)	3,082	(130,542)	1,715	(138,864)
NET INCREASE (DECREASE) IN NET ASSETS	1,947	(118,939)	14,012	(133,758)	20,247	(138,102)
NET ASSETS
Beginning of Year	15,949	134,888	70,040	203,798	145,769	283,871
End of Year	$17,896	$15,949	$84,052	$70,040	$166,016	$145,769

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Small-Cap Index		Small-Cap Value		Health Sciences
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,390	$4,825	$10,586	$13,304	$—	$—
Realized gain on investments	18,821	620	49,132	66,225	26,025	28,778
Change in net unrealized appreciation (depreciation) on investments	82,198	(37,814)	(4,459)	(65,298)	73,130	12,121
Net Increase (Decrease) in Net Assets Resulting from Operations	108,409	(32,369)	55,259	14,231	99,155	40,899
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	56,911	79,101	32,286	43,468	47,199	47,587
Transfers between variable and fixed accounts, net	(93,251)	20,552	(13,470)	(35,088)	(14,808)	1,793
Policy maintenance charges	(59,351)	(71,908)	(41,527)	(45,177)	(42,947)	(43,157)
Policy benefits and terminations	(40,228)	(98,659)	(12,699)	(13,423)	(14,767)	(8,426)
Other	(4,312)	(2,154)	(1,019)	(5,595)	10,506	(11,690)
Net Decrease in Net Assets Derived from Policy Transactions	(140,231)	(73,068)	(36,429)	(55,815)	(14,817)	(13,893)
NET INCREASE (DECREASE) IN NET ASSETS	(31,822)	(105,437)	18,830	(41,584)	84,338	27,006
NET ASSETS
Beginning of Year	740,613	846,050	513,933	555,517	385,363	358,357
End of Year	$708,791	$740,613	$532,763	$513,933	$469,701	$385,363

	Real Estate		Technology		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,984	$—	$—	$—	$6,034	$17,512
Realized gain on investments	41,789	31,453	12,505	35,871	86,374	107,797
Change in net unrealized appreciation (depreciation) on investments	64,752	15,260	(1,977)	(44,661)	60,906	(284,415)
Net Increase (Decrease) in Net Assets Resulting from Operations	115,525	46,713	10,528	(8,790)	153,314	(159,106)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	44,055	50,479	18,579	32,010	67,459	77,247
Transfers between variable and fixed accounts, net	7,197	(43,547)	9,342	1,879	35,801	(128,682)
Policy maintenance charges	(60,778)	(65,657)	(21,348)	(24,873)	(63,002)	(73,560)
Policy benefits and terminations	(53,092)	(25,317)	(24,544)	(29,832)	(20,473)	(205,072)
Other	3,472	(3,460)	3,596	(4,695)	1,432	(4,121)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(59,146)	(87,502)	(14,375)	(25,511)	21,217	(334,188)
NET INCREASE (DECREASE) IN NET ASSETS	56,379	(40,789)	(3,847)	(34,301)	174,531	(493,294)
NET ASSETS
Beginning of Year	732,772	773,561	172,299	206,600	707,717	1,201,011
End of Year	$789,151	$732,772	$168,452	$172,299	$882,248	$707,717

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011
	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,041	$56,886	$1,872	$20,894	$19,383	$57,455
Realized gain (loss) on investments	(8,353)	(3,729)	(2,337)	1,526	(12,579)	(11,548)
Change in net unrealized appreciation (depreciation) on investments	180,481	(145,836)	14,183	(29,314)	86,084	(123,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	185,169	(92,679)	13,718	(6,894)	92,888	(77,702)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	69,301	89,251	8,462	15,122	60,880	72,144
Transfers between variable and fixed accounts, net	(94,784)	(216,611)	(12,846)	(99,853)	(25,621)	(130,225)
Policy maintenance charges	(63,527)	(79,359)	(6,894)	(11,107)	(49,065)	(61,261)
Policy benefits and terminations	(26,931)	(38,668)	(2,139)	(454)	(8,378)	(25,075)
Other	3,443	(7,689)	346	(3,148)	(652)	(10,320)
Net Decrease in Net Assets Derived from Policy Transactions	(112,498)	(253,076)	(13,071)	(99,440)	(22,836)	(154,737)
NET INCREASE (DECREASE) IN NET ASSETS	72,671	(345,755)	647	(106,334)	70,052	(232,439)
NET ASSETS
Beginning of Year	855,456	1,201,211	72,722	179,056	528,504	760,943
End of Year	$928,127	$855,456	$73,369	$72,722	$598,556	$528,504

	American Funds Asset Allocation		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$257	$139	$38	$28	$28
Realized gain on investments	137	13	40	70	233
Change in net unrealized appreciation (depreciation) on investments	795	(94)	17	(63)	(15)
Net Increase in Net Assets Resulting from Operations	1,189	58	95	35	246
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,062	1,567	—	—	150
Transfers between variable and fixed accounts, net	3,011	4,142	2,018	—	1,843
Policy maintenance charges	(2,084)	(1,234)	(472)	(249)	(279)
Policy benefits and terminations	—	(1,427)	—	—	—
Other	3,875	84	—	(1)	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,864	3,132	1,546	(250)	1,714
NET INCREASE (DECREASE) IN NET ASSETS	10,053	3,190	1,641	(215)	1,960
NET ASSETS
Beginning of Year or Period	6,169	2,979	1,066	1,281	—
End of Year or Period	$16,222	$6,169	$2,707	$1,066	$1,960

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year Ended December 31, 2012	Period Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011
	Pacific Dynamix - Growth		Portfolio Optimization Moderate-Conservative (1)		Portfolio Optimization Moderate (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,541	$170	$2,966	$904	$32,947	$11,082
Realized gain (loss) on investments	4,403	119	748	(308)	14,666	(1,357)
Change in net unrealized appreciation (depreciation) on investments	(1,853)	(533)	10,998	(1,646)	158,054	(45,034)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,091	(244)	14,712	(1,050)	205,667	(35,309)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	376	231	35,968	6,278	188,456	73,781
Transfers between variable and fixed accounts, net	257,188	—	—	127,046	(177)	1,683,336
Policy maintenance charges	(1,768)	(611)	(26,494)	(13,413)	(184,995)	(92,878)
Policy benefits and terminations	(11,236)	—	—	—	(163,659)	(12,565)
Other	249	9,166	—	(1)	(86,984)	2,281
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	244,809	8,786	9,474	119,910	(247,359)	1,653,955
NET INCREASE (DECREASE) IN NET ASSETS	250,900	8,542	24,186	118,860	(41,692)	1,618,646
NET ASSETS
Beginning of Year or Period	9,956	1,414	118,860	—	1,618,646	—
End of Year or Period	$260,856	$9,956	$143,046	$118,860	$1,576,954	$1,618,646

	Portfolio Optimization Growth (3)		Portfolio Optimization Aggressive-Growth (1)		I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$36,187	$9,485	$6,762	$1,873	$378	$576
Realized gain on investments	(317)	(6,547)	(27)	(640)	(78)	(43)
Change in net unrealized appreciation (depreciation) on investments	219,133	(72,707)	55,686	(21,912)	3,087	(3,289)
Net Increase (Decrease) in Net Assets Resulting from Operations	255,003	(69,769)	62,421	(20,679)	3,387	(2,756)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	254,090	118,643	42,466	29,277	—	3,652
Transfers between variable and fixed accounts, net	2,053	1,865,389	(297)	417,089	—	—
Policy maintenance charges	(147,283)	(75,606)	(28,863)	(15,112)	(595)	(604)
Policy benefits and terminations	(16,700)	(48,288)	(3,364)	—	—	—
Other	10,810	(16,299)	3	2	—	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	102,970	1,843,839	9,945	431,256	(595)	3,048
NET INCREASE IN NET ASSETS	357,973	1,774,070	72,366	410,577	2,792	292
NET ASSETS
Beginning of Year or Period	1,774,070	—	410,577	—	16,672	16,380
End of Year or Period	$2,132,043	$1,774,070	$482,943	$410,577	$19,464	$16,672

(1)	Operations commenced on June 24, 2011.
(2)	Operations commenced on May 3, 2011.
(3)	Operations commenced on May 5, 2011.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	II		III		V
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6	$—	$100	$—	$86	$38
Realized gain (loss) on investments	110	37	1,810	3,172	(13)	(57)
Change in net unrealized appreciation (depreciation) on investments	2,005	(129)	2,959	(5,711)	1,557	(399)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,121	(92)	4,869	(2,539)	1,630	(418)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	—	3,933	—	—
Transfers between variable and fixed accounts, net	—	—	—	—	—	—
Policy maintenance charges	(379)	(360)	(991)	(984)	(314)	(315)
Policy benefits and terminations	—	—	—	—	—	—
Other	1	—	—	—	—	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(378)	(360)	(991)	2,949	(314)	(316)
NET INCREASE (DECREASE) IN NET ASSETS	1,743	(452)	3,878	410	1,316	(734)
NET ASSETS
Beginning of Year	11,076	11,528	28,330	27,920	9,558	10,292
End of Year	$12,819	$11,076	$32,208	$28,330	$10,874	$9,558

	Invesco V.I. International Growth Series II (1)		BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$22		$732	$741	$3,110	$4,724
Realized gain (loss) on investments	—		226	114	1,688	745
Change in net unrealized appreciation (depreciation) on investments	72		5,295	(711)	16,667	(14,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	94		6,253	144	21,465	(8,654)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		3,992	11,943	33,963	67,077
Transfers between variable and fixed accounts, net	1,711		(56)	37	(31,182)	32,331
Policy maintenance charges	(110)		(4,208)	(4,133)	(17,464)	(14,454)
Policy benefits and terminations	—		(3,574)	—	(20,933)	(5,374)
Other	—		94	517	15,994	(6,531)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,601		(3,752)	8,364	(19,622)	73,049
NET INCREASE IN NET ASSETS	1,695		2,501	8,508	1,843	64,395
NET ASSETS
Beginning of Year or Period	—		45,452	36,944	211,591	147,196
End of Year or Period	$1,695		$47,953	$45,452	$213,434	$211,591

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011
	Fidelity VIP Contrafund Service Class 2		Fidelity VIP Freedom 2020 Service Class 2		Fidelity VIP Freedom 2025 Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,929	$3,546	$1,637	$1,819	$23	$19
Realized gain (loss) on investments	1,282	(4,095)	2,045	242	11	(1)
Change in net unrealized appreciation (depreciation) on investments	60,336	(10,850)	8,178	(3,228)	128	(92)
Net Increase (Decrease) in Net Assets Resulting from Operations	66,547	(11,399)	11,860	(1,167)	162	(74)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,099	30,059	15,039	17,568	564	235
Transfers between variable and fixed accounts, net	(14,036)	8,258	—	—	—	987
Policy maintenance charges	(33,330)	(31,850)	(14,366)	(15,719)	(307)	(149)
Policy benefits and terminations	(3,720)	(5,970)	(10,344)	—	—	—
Other	(3,303)	(3,871)	—	—	—	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(35,290)	(3,374)	(9,671)	1,849	257	1,072
NET INCREASE (DECREASE) IN NET ASSETS	31,257	(14,773)	2,189	682	419	998
NET ASSETS
Beginning of Year or Period	423,172	437,945	90,657	89,975	998	—
End of Year or Period	$454,429	$423,172	$92,846	$90,657	$1,417	$998

	Fidelity VIP Freedom 2030 Service Class 2		Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$339	$269	$90	$13	$1,031	$57
Realized gain (loss) on investments	145	45	121	169	20,499	(459)
Change in net unrealized appreciation (depreciation) on investments	1,813	(693)	1,394	(144)	12,193	(26,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,297	(379)	1,605	38	33,723	(26,996)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,015	468	1,337	669	27,269	19,526
Transfers between variable and fixed accounts, net	—	—	16,108	(228)	(2,808)	15,737
Policy maintenance charges	(1,939)	(1,821)	(2,029)	(1,661)	(15,447)	(13,176)
Policy benefits and terminations	—	—	(1,428)	—	(3,256)	(1,090)
Other	(1)	—	(3)	(27)	(1,460)	(2,851)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,075	(1,353)	13,985	(1,247)	4,298	18,146
NET INCREASE (DECREASE) IN NET ASSETS	4,372	(1,732)	15,590	(1,209)	38,021	(8,850)
NET ASSETS
Beginning of Year	13,848	15,580	9,480	10,689	229,862	238,712
End of Year	$18,220	$13,848	$25,070	$9,480	$267,883	$229,862

(1)	Operations commenced on July 25, 2011.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year/Period Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Fidelity VIP Value Strategies Service Class 2		Templeton Foreign Securities Class 2 (1)		Templeton Global Bond Securities Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$93	$204	$—		$5,891	$2,222
Realized gain (loss) on investments	(59)	(121)	—		1,510	(2,635)
Change in net unrealized appreciation (depreciation) on investments	6,170	(2,662)	(33)		6,549	(373)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,204	(2,579)	(33)		13,950	(786)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,392	1,713	—		12,496	39,793
Transfers between variable and fixed accounts, net	315	6,776	10,147		13,928	33,663
Policy maintenance charges	(2,211)	(2,847)	(19)		(6,069)	(2,161)
Policy benefits and terminations	(2,397)	—	—		(6,068)	(3,817)
Other	(28)	—	1		16,590	(16,018)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,929)	5,642	10,129		30,877	51,460
NET INCREASE IN NET ASSETS	3,275	3,063	10,096		44,827	50,674
NET ASSETS
Beginning of Year or Period	24,814	21,751	—		83,686	33,012
End of Year or Period	$28,089	$24,814	$10,096		$128,513	$83,686

	GE Investments Total Return Class 3		Janus Aspen Series Overseas Service Class		Janus Aspen Series Enterprise Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$32	$24	$1,152	$729	$—	$—
Realized gain (loss) on investments	(1)	8	16,649	558	(24)	(4)
Change in net unrealized appreciation (depreciation) on investments	177	(106)	5,037	(75,752)	6,435	(542)
Net Increase (Decrease) in Net Assets Resulting from Operations	208	(74)	22,838	(74,465)	6,411	(546)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,011	1,011	7,601	12,953	6,539	67
Transfers between variable and fixed accounts, net	—	—	(315)	24,850	23,820	—
Policy maintenance charges	(373)	(329)	(8,560)	(7,713)	(1,722)	(894)
Policy benefits and terminations	—	—	—	—	—	—
Other	1	1	525	283	—	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	639	683	(749)	30,373	28,637	(827)
NET INCREASE (DECREASE) IN NET ASSETS	847	609	22,089	(44,092)	35,048	(1,373)
NET ASSETS
Beginning of Year	1,526	917	173,575	217,667	32,951	34,324
End of Year	$2,373	$1,526	$195,664	$173,575	$67,999	$32,951

(1)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	Lazard Retirement U.S. Strategic Equity Service Class		Legg Mason ClearBridge Variable Aggressive Growth - Class II		Legg Mason ClearBridge Variable Mid Cap Core - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21	$11	$17	$—	$47	$ —
Realized gain (loss) on investments	(8)	(20)	1,427	(216)	124	(24)
Change in net unrealized appreciation (depreciation) on investments	171	1	654	133	566	(176)
Net Increase (Decrease) in Net Assets Resulting from Operations	184	(8)	2,098	(83)	737	(200)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,024	904	4,580	13,344	910	866
Transfers between variable and fixed accounts, net	268	353	(1,908)	3,412	10,147	—
Policy maintenance charges	(628)	(537)	(3,573)	(3,072)	(536)	(490)
Policy benefits and terminations	—	—	(1,347)	—	—	—
Other	—	(1)	4,126	(3,889)	1	—
Net Increase in Net Assets Derived from Policy Transactions	664	719	1,878	9,795	10,522	376
NET INCREASE IN NET ASSETS	848	711	3,976	9,712	11,259	176
NET ASSETS
Beginning of Year	1,100	389	13,453	3,741	4,580	4,404
End of Year	$1,948	$1,100	$17,429	$13,453	$15,839	$4,580

	Lord Abbett Fundamental Equity Class VC (1)		MFS New Discovery Series Service Class		MFS Utilities Series Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17	$4	$—	$—	$14,329	$6,015
Realized gain (loss) on investments	36	56	4,048	1,210	(3,615)	(2,114)
Change in net unrealized appreciation (depreciation) on investments	177	(284)	2,816	(3,558)	15,840	7,811
Net Increase (Decrease) in Net Assets Resulting from Operations	230	(224)	6,864	(2,348)	26,554	11,712
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	188	188	2,715	17,640	11,788	6,084
Transfers between variable and fixed accounts, net	1,026	1,928	(10,134)	8,363	(6,252)	17,884
Policy maintenance charges	(144)	(49)	(3,134)	(2,662)	(11,932)	(9,416)
Policy benefits and terminations	—	—	(1,347)	(123)	—	(181)
Other	—	—	4,124	(3,772)	—	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,070	2,067	(7,776)	19,446	(6,396)	14,372
NET INCREASE (DECREASE) IN NET ASSETS	1,300	1,843	(912)	17,098	20,158	26,084
NET ASSETS
Beginning of Year or Period	1,843	—	34,671	17,573	203,771	177,687
End of Year or Period	$3,143	$1,843	$33,759	$34,671	$223,929	$203,771

(1)	Operations commenced on July 5, 2011.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year Ended December 31, 2012	Year/Period Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011
	PIMCO Global Multi-Asset - Advisor Class (1)		Royce Micro-Cap Service Class (2)		T. Rowe Price Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,646	$ —	$—	$53	$—	$—
Realized gain (loss) on investments	59	(529)	35	(9)	1,208	(478)
Change in net unrealized appreciation (depreciation) on investments	3,610	411	139	(429)	26,178	2,038
Net Increase (Decrease) in Net Assets Resulting from Operations	6,315	(118)	174	(385)	27,386	1,560
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,454	57,739	235	235	18,713	22,507
Transfers between variable and fixed accounts, net	(36,635)	36,375	209	2,179	(7,990)	8,324
Policy maintenance charges	(3,415)	(572)	(109)	(65)	(12,643)	(11,074)
Policy benefits and terminations	(5,388)	—	—	—	(8,564)	(2,639)
Other	16,406	(15,887)	(1)	1	4,204	(3,862)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,578)	77,655	334	2,350	(6,280)	13,256
NET INCREASE (DECREASE) IN NET ASSETS	(263)	77,537	508	1,965	21,106	14,816
NET ASSETS
Beginning of Year or Period	77,537	—	1,965	—	152,105	137,289
End of Year or Period	$77,274	$77,537	$2,473	$1,965	$173,211	$152,105

	T. Rowe Price Equity Income - II		Van Eck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,832	$2,883	$2,106	$4,587
Realized gain (loss) on investments	3,410	18	21,073	(1,151)
Change in net unrealized appreciation (depreciation) on investments	23,548	(3,955)	(11,760)	(71,707)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,790	(1,054)	11,419	(68,271)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,518	13,929	34,082	49,633
Transfers between variable and fixed accounts, net	(24,476)	(1,578)	(2,538)	14,702
Policy maintenance charges	(10,023)	(10,979)	(35,299)	(42,303)
Policy benefits and terminations	(2,071)	(5,066)	(10,192)	(16,336)
Other	1,647	17	1,267	(5,454)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(29,405)	(3,677)	(12,680)	242
NET INCREASE (DECREASE) IN NET ASSETS	1,385	(4,731)	(1,261)	(68,029)
NET ASSETS
Beginning of Year	188,889	193,620	339,071	407,100
End of Year	$190,274	$188,889	$337,810	$339,071

(1)	Operations commenced on September 26, 2011.
(2)	Operations commenced on July 5, 2011.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Cash Management
2012(5)	$12.72	74,332	$945,307	0.00%	0.00%	0.00%
2011	12.72	60,228	765,948	0.00%	0.00%	0.00%
2010(5)	12.72	94,296	1,199,210	0.00%	0.00%	(0.05%)
2009	12.72	143,190	1,821,978	0.00%	0.23%	0.17%
2008	12.70	109,491	1,390,815	0.00%	2.30%	2.36%
Diversified Bond
2012	$13.89	13,331	$185,217	0.00%	3.40%	8.37%
2011	12.82	8,303	106,450	0.00%	14.38%	5.94%
2010	12.10	26,087	315,700	0.00%	3.13%	8.04%
2009	11.20	20,242	226,732	0.00%	3.68%	14.13%
2008	9.81	21,181	207,863	0.00%	4.40%	(7.80%)
Floating Rate Loan
2012	$10.25	1,647	$16,888	0.00%	4.90%	8.10%
2011	9.49	1,721	16,323	0.00%	15.43%	2.50%
2010	9.25	7,230	66,908	0.00%	4.68%	7.27%
2009	8.63	7,672	66,183	0.00%	4.78%	24.31%
2008	6.94	6,810	47,256	0.00%	7.11%	(29.28%)
High Yield Bond
2012	$21.21	26,949	$571,487	0.00%	7.37%	15.30%
2011	18.39	25,178	463,087	0.00%	10.95%	3.42%
2010	17.79	33,425	594,475	0.00%	8.02%	14.52%
2009	15.53	31,709	492,437	0.00%	7.81%	39.87%
2008	11.10	30,679	340,625	0.00%	8.35%	(22.20%)
Inflation Managed
2012	$24.17	42,336	$1,023,216	0.00%	2.47%	9.87%
2011	22.00	43,433	955,462	0.00%	5.52%	11.85%
2010	19.67	60,821	1,196,208	0.00%	1.98%	8.78%
2009	18.08	62,410	1,128,402	0.00%	4.15%	20.80%
2008	14.97	63,457	949,780	0.00%	2.83%	(9.34%)
Managed Bond
2012	$23.87	70,035	$1,671,838	0.00%	5.12%	10.72%
2011	21.56	75,391	1,625,401	0.00%	5.39%	3.84%
2010	20.76	96,582	2,005,246	0.00%	3.56%	8.96%
2009	19.05	80,437	1,532,701	0.00%	6.66%	21.01%
2008	15.75	92,481	1,456,258	0.00%	4.50%	(1.71%)
Short Duration Bond
2012	$12.55	31,371	$393,648	0.00%	0.83%	3.19%
2011	12.16	30,350	369,051	0.00%	3.12%	0.87%
2010	12.05	38,128	459,623	0.00%	1.47%	3.40%
2009	11.66	40,837	476,083	0.00%	3.03%	8.66%
2008	10.73	48,726	522,788	0.00%	3.81%	(5.09%)
Emerging Markets Debt (6)
10/24/2012 - 12/31/2012	$11.06	37	$414	0.00%	See Note (7)	1.98%
American Funds Growth
2012	$14.87	31,227	$464,226	0.00%	0.16%	17.45%
2011	12.66	34,610	438,074	0.00%	0.20%	(4.66%)
2010(5)	13.28	42,722	567,159	0.00%	0.00%	18.26%
2009	11.23	33,576	376,914	0.00%	0.13%	38.86%
2008	8.08	34,210	276,553	0.00%	0.73%	(44.19%)
American Funds Growth-Income
2012	$13.44	25,117	$337,655	0.00%	1.12%	17.06%
2011	11.48	26,575	305,181	0.00%	0.73%	(2.24%)
2010(5)	11.75	48,299	567,343	0.00%	0.00%	11.03%
2009	10.58	48,728	515,545	0.00%	1.30%	30.74%
2008	8.09	44,237	357,991	0.00%	1.51%	(38.08%)
Comstock
2012	$13.36	27,819	$371,593	0.00%	1.88%	18.54%
2011	11.27	29,049	327,329	0.00%	7.78%	(2.11%)
2010	11.51	48,968	563,646	0.00%	1.30%	15.42%
2009	9.97	47,503	473,737	0.00%	1.31%	28.68%
2008	7.75	54,466	422,126	0.00%	2.15%	(36.79%)
Dividend Growth
2012	$14.56	19,399	$282,521	0.00%	1.65%	14.55%
2011	12.71	19,599	249,171	0.00%	2.95%	3.27%
2010	12.31	28,107	346,024	0.00%	0.94%	10.77%
2009	11.11	28,369	315,289	0.00%	1.79%	32.40%
2008	8.39	29,649	248,878	0.00%	1.19%	(39.07%)
Equity Index
2012	$12.16	100,717	$1,224,795	0.00%	2.30%	15.77%
2011	10.50	112,336	1,180,023	0.00%	2.75%	1.82%
2010	10.32	135,820	1,401,161	0.00%	2.16%	14.81%
2009	8.99	134,155	1,205,500	0.00%	1.72%	26.36%
2008	7.11	134,873	959,110	0.00%	2.00%	(37.35%)

See Notes to Financial Statements	See explanation of references on Page 28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Focused 30
2012	$21.24	9,933	$210,999	0.00%	0.00%	23.21%
2011	17.24	11,467	197,692	0.00%	0.00%	(9.70%)
2010	19.09	11,907	227,317	0.00%	0.00%	10.35%
2009	17.30	14,345	248,196	0.00%	0.00%	50.43%
2008	11.50	13,974	160,717	0.00%	0.04%	(50.14%)
Growth LT
2012	$8.09	40,286	$325,847	0.00%	0.85%	18.24%
2011	6.84	55,787	381,627	0.00%	0.94%	(6.06%)
2010	7.28	82,296	599,289	0.00%	1.10%	11.24%
2009	6.55	86,664	567,331	0.00%	1.06%	37.28%
2008	4.77	86,675	413,309	0.00%	0.55%	(40.95%)
Large-Cap Growth
2012	$9.61	71,479	$687,118	0.00%	0.00%	18.23%
2011	8.13	73,960	601,336	0.00%	0.00%	1.07%
2010	8.04	91,936	739,597	0.00%	0.00%	14.53%
2009	7.02	225,607	1,584,733	0.00%	0.06%	40.50%
2008	5.00	234,734	1,173,562	0.00%	0.00%	(50.47%)
Large-Cap Value
2012	$15.02	70,091	$1,052,720	0.00%	1.97%	16.40%
2011	12.90	73,112	943,349	0.00%	6.79%	4.72%
2010	12.32	101,498	1,250,605	0.00%	1.02%	9.08%
2009	11.30	195,415	2,207,373	0.00%	2.12%	23.13%
2008	9.17	188,843	1,732,414	0.00%	1.84%	(34.80%)
Long/Short Large-Cap
2012	$10.87	4,251	$46,200	0.00%	0.80%	18.09%
2011	9.20	3,645	33,551	0.00%	3.55%	(2.60%)
2010	9.45	20,724	195,839	0.00%	0.87%	12.22%
2009	8.42	19,105	160,869	0.00%	0.94%	27.56%
05/02/2008 - 12/31/2008	6.60	11,175	73,767	0.00%	1.08%	(35.04%)
Main Street Core
2012	$12.37	71,504	$884,384	0.00%	0.97%	17.02%
2011	10.57	88,025	930,384	0.00%	1.12%	0.48%
2010	10.52	116,302	1,223,437	0.00%	1.01%	16.14%
2009	9.06	93,379	845,776	0.00%	1.55%	29.36%
2008	7.00	99,397	695,968	0.00%	1.49%	(38.87%)
Mid-Cap Equity
2012	$21.94	40,647	$891,863	0.00%	0.67%	7.35%
2011	20.44	45,324	926,410	0.00%	0.79%	(5.40%)
2010	21.61	60,714	1,311,741	0.00%	0.99%	23.49%
2009	17.50	66,029	1,155,183	0.00%	1.15%	39.65%
2008	12.53	76,504	958,401	0.00%	1.65%	(39.00%)
Mid-Cap Growth
2012	$13.06	28,464	$371,623	0.00%	0.39%	7.49%
2011	12.15	32,636	396,385	0.00%	0.00%	(7.81%)
2010	13.17	43,428	572,127	0.00%	0.09%	33.32%
2009	9.88	152,061	1,502,664	0.00%	0.36%	59.33%
2008	6.20	149,415	926,712	0.00%	0.12%	(48.36%)
Mid-Cap Value
2012	$19.08	938	$17,896	0.00%	1.14%	14.49%
2011	16.66	957	15,949	0.00%	6.85%	(5.69%)
2010	17.67	7,635	134,888	0.00%	1.10%	21.20%
05/01/2009 - 12/31/2009	14.58	7,573	110,391	0.00%	1.00%	32.36%
Small-Cap Equity
2012	$18.50	4,544	$84,052	0.00%	1.70%	15.93%
2011	15.96	4,389	70,040	0.00%	3.54%	(3.38%)
2010	16.52	12,340	203,798	0.00%	0.83%	20.11%
2009	13.75	8,146	112,009	0.00%	0.85%	30.22%
2008	10.56	6,775	71,536	0.00%	0.66%	(26.11%)
Small-Cap Growth
2012	$11.01	15,074	$166,016	0.00%	0.08%	12.87%
2011	9.76	14,939	145,769	0.00%	0.00%	(3.10%)
2010	10.07	28,192	283,871	0.00%	0.00%	26.01%
2009	7.99	30,161	241,010	0.00%	0.00%	47.44%
2008	5.42	29,129	157,868	0.00%	0.00%	(47.11%)
Small-Cap Index
2012	$19.38	36,567	$708,791	0.00%	1.02%	16.13%
2011	16.69	44,373	740,613	0.00%	0.61%	(4.51%)
2010	17.48	48,404	846,050	0.00%	0.92%	26.42%
2009	13.83	47,590	657,982	0.00%	1.10%	28.19%
2008	10.79	56,553	609,958	0.00%	2.01%	(35.03%)
Small-Cap Value
2012	$28.82	18,485	$532,763	0.00%	2.01%	11.09%
2011	25.94	19,810	513,933	0.00%	2.42%	2.31%
2010	25.36	21,906	555,517	0.00%	2.20%	25.34%
2009	20.23	21,577	436,568	0.00%	2.60%	27.18%
2008	15.91	20,353	323,793	0.00%	2.51%	(28.23%)

See Notes to Financial Statements	See explanation of references on Page 28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Health Sciences
2012	$24.47	19,196	$469,701	0.00%	0.00%	25.68%
2011	19.47	19,793	385,363	0.00%	0.00%	11.94%
2010	17.39	20,604	358,357	0.00%	0.00%	23.34%
2009	14.10	102,572	1,446,395	0.00%	0.12%	27.23%
2008	11.08	106,666	1,182,256	0.00%	1.23%	(28.16%)
Real Estate
2012	$36.90	21,388	$789,151	0.00%	1.15%	16.21%
2011	31.75	23,079	732,772	0.00%	0.00%	6.12%
2010	29.92	25,856	773,561	0.00%	1.41%	30.54%
2009	22.92	27,747	635,912	0.00%	2.18%	32.27%
2008	17.33	27,216	471,553	0.00%	3.78%	(39.99%)
Technology
2012	$8.61	19,555	$168,452	0.00%	0.00%	7.14%
2011	8.04	21,429	172,299	0.00%	0.00%	(4.90%)
2010	8.45	24,436	206,600	0.00%	0.00%	21.50%
2009	6.96	25,384	176,635	0.00%	0.00%	52.57%
2008	4.56	26,008	118,618	0.00%	0.10%	(51.64%)
Emerging Markets
2012	$47.11	18,726	$882,248	0.00%	0.76%	21.52%
2011	38.77	18,254	707,717	0.00%	1.90%	(17.97%)
2010	47.26	25,412	1,201,011	0.00%	1.16%	27.02%
2009	37.21	28,423	1,057,547	0.00%	0.94%	84.79%
2008	20.13	28,796	579,795	0.00%	1.68%	(47.68%)
International Large-Cap
2012	$15.75	58,915	$928,127	0.00%	1.47%	22.53%
2011	12.86	66,538	855,456	0.00%	5.30%	(10.12%)
2010	14.30	83,979	1,201,211	0.00%	1.19%	10.38%
2009	12.96	77,344	1,002,297	0.00%	1.54%	33.61%
2008	9.70	88,042	853,923	0.00%	2.27%	(35.35%)
International Small-Cap
2012	$9.45	7,765	$73,369	0.00%	2.34%	19.44%
2011	7.91	9,193	72,722	0.00%	16.57%	(12.27%)
2010	9.02	19,858	179,056	0.00%	2.65%	24.86%
2009	7.22	17,918	129,398	0.00%	1.53%	30.28%
2008	5.54	14,750	81,764	0.00%	2.74%	(47.84%)
International Value
2012	$9.97	60,033	$598,556	0.00%	3.38%	17.82%
2011	8.46	62,452	528,504	0.00%	8.61%	(12.90%)
2010	9.72	78,315	760,943	0.00%	2.42%	2.59%
2009	9.47	164,212	1,555,352	0.00%	2.32%	28.00%
2008	7.40	169,416	1,253,595	0.00%	3.08%	(47.78%)
American Funds Asset Allocation
2012	$16.99	955	$16,222	0.00%	2.37%	15.71%
2011	14.68	420	6,169	0.00%	3.74%	0.93%
2010	14.54	205	2,979	0.00%	0.00%	12.04%
09/04/2009 - 12/31/2009	12.98	20	264	0.00%	8.23%	8.21%
Pacific Dynamix - Conservative Growth
2012	$14.19	191	$2,707	0.00%	2.51%	9.42%
2011	12.97	82	1,066	0.00%	2.35%	2.92%
2010	12.60	102	1,281	0.00%	1.86%	10.28%
09/04/2009 - 12/31/2009	11.43	59	675	0.00%	5.19%	4.74%
Pacific Dynamix - Moderate Growth (6)
06/28/2012 - 12/31/2012	$15.03	130	$1,960	0.00%	1.99%	7.76%
Pacific Dynamix - Growth
2012	$15.80	16,507	$260,856	0.00%	See Note (8)	13.76%
2011	13.89	717	9,956	0.00%	3.01%	(1.85%)
2010	14.15	100	1,414	0.00%	0.28%	13.82%
10/12/2009 - 12/31/2009	12.43	12	153	0.00%	2.53%	2.29%
Portfolio Optimization Moderate-Conservative
2012	$10.80	13,242	$143,046	0.00%	2.21%	11.65%
06/24/2011 - 12/31/2011	9.67	12,285	118,860	0.00%	1.45%	(0.75%)
Portfolio Optimization Moderate
2012	$10.62	148,542	$1,576,954	0.00%	1.93%	12.94%
05/03/2011 - 12/31/2011	9.40	172,205	1,618,646	0.00%	1.34%	(5.69%)
Portfolio Optimization Growth
2012	$10.42	204,572	$2,132,043	0.00%	1.82%	14.02%
05/05/2011 - 12/31/2011	9.14	194,090	1,774,070	0.00%	1.03%	(6.83%)
Portfolio Optimization Aggressive-Growth
2012	$10.21	47,319	$482,943	0.00%	1.50%	15.17%
06/24/2011 - 12/31/2011	8.86	46,331	410,577	0.00%	0.91%	(5.32%)
I
2012	$9.91	1,964	$19,464	0.00%	2.09%	20.68%
2011	8.21	2,030	16,672	0.00%	3.19%	(13.56%)
2010	9.50	1,724	16,380	0.00%	3.64%	4.61%
2009	9.08	1,253	11,375	0.00%	2.67%	25.28%
04/28/2008 - 12/31/2008	7.25	868	6,292	0.00%	9.55%	(36.65%)

See Notes to Financial Statements	See explanation of references on Page 28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
II
2012	$17.52	732	$12,819	0.00%	0.05%	19.31%
2011	14.68	754	11,076	0.00%	0.00%	(0.80%)
2010	14.80	779	11,528	0.00%	0.36%	23.06%
2009	12.03	806	9,689	0.00%	0.65%	37.40%
2008	8.75	897	7,852	0.00%	0.02%	(48.97%)
III
2012	$20.14	1,599	$32,208	0.00%	0.33%	17.43%
2011	17.15	1,652	28,330	0.00%	0.00%	(7.22%)
2010	18.48	1,510	27,920	0.00%	0.22%	27.00%
2009	14.55	1,278	18,603	0.00%	0.05%	48.61%
2008	9.79	1,075	10,533	0.00%	0.00%	(42.03%)
V
2012	$14.86	732	$10,874	0.00%	0.84%	17.29%
2011	12.67	754	9,558	0.00%	0.38%	(4.11%)
2010	13.21	779	10,292	0.00%	0.73%	9.27%
2009	12.09	806	9,742	0.00%	0.82%	24.58%
2008	9.71	900	8,733	0.00%	0.05%	(34.48%)
Invesco V.I. International Growth Series II (6)
08/07/2012 - 12/31/2012	$10.47	162	$1,695	0.00%	3.23%	5.76%
BlackRock Basic Value V.I. Class III
2012	$11.84	4,050	$47,953	0.00%	1.50%	13.81%
2011	10.40	4,369	45,452	0.00%	1.77%	(2.78%)
2010	10.70	3,453	36,944	0.00%	1.46%	12.51%
2009	9.51	2,832	26,935	0.00%	2.08%	30.87%
2008	7.27	2,413	17,536	0.00%	3.39%	(36.91%)
BlackRock Global Allocation V.I. Class III
2012	$15.67	13,624	$213,434	0.00%	1.29%	9.97%
2011	14.25	14,852	211,591	0.00%	2.74%	(3.64%)
2010	14.78	9,956	147,196	0.00%	0.76%	9.76%
2009	13.47	13,597	183,144	0.00%	2.21%	20.92%
2008	11.14	9,692	107,968	0.00%	3.64%	(19.67%)
Fidelity VIP Contrafund Service Class 2
2012	$14.64	31,035	$454,429	0.00%	1.08%	16.14%
2011	12.61	33,565	423,172	0.00%	0.82%	(2.78%)
2010	12.97	33,770	437,945	0.00%	1.17%	16.93%
2009	11.09	25,040	277,727	0.00%	1.19%	35.47%
2008	8.19	24,889	203,775	0.00%	0.80%	(42.69%)
Fidelity VIP Freedom 2020 Service Class 2
2012	$10.84	8,568	$92,846	0.00%	1.70%	13.07%
2011	9.58	9,459	90,657	0.00%	1.99%	(1.24%)
2010	9.70	9,272	89,975	0.00%	2.05%	14.33%
2009	8.49	9,359	79,441	0.00%	3.22%	28.55%
12/01/2008 - 12/31/2008	6.60	10,569	69,786	0.00%	See Note (9)	9.93%
Fidelity VIP Freedom 2025 Service Class 2
2012	$10.82	131	$1,417	0.00%	1.82%	14.80%
07/25/2011 - 12/31/2011	9.42	106	998	0.00%	4.62%	(7.82%)
Fidelity VIP Freedom 2030 Service Class 2
2012	$10.26	1,775	$18,220	0.00%	2.01%	15.18%
2011	8.91	1,554	13,848	0.00%	1.81%	(2.83%)
2010	9.17	1,699	15,580	0.00%	2.04%	15.89%
2009	7.91	1,582	12,523	0.00%	2.32%	31.18%
11/06/2008 - 12/31/2008	6.03	860	5,189	0.00%	See Note (9)	0.31%
Fidelity VIP Growth Service Class 2
2012	$12.70	1,975	$25,070	0.00%	0.54%	14.40%
2011	11.10	854	9,480	0.00%	0.12%	(0.03%)
2010	11.10	963	10,689	0.00%	0.03%	23.86%
2009	8.96	1,309	11,735	0.00%	0.18%	27.96%
2008	7.00	1,528	10,700	0.00%	0.73%	(47.31%)
Fidelity VIP Mid Cap Service Class 2
2012	$14.30	18,731	$267,883	0.00%	0.40%	14.56%
2011	12.48	18,413	229,862	0.00%	0.02%	(10.85%)
2010	14.00	17,047	238,712	0.00%	0.14%	28.57%
2009	10.89	12,932	140,856	0.00%	0.47%	39.75%
2008	7.79	12,120	94,459	0.00%	0.25%	(39.61%)
Fidelity VIP Value Strategies Service Class 2
2012	$13.18	2,132	$28,089	0.00%	0.36%	27.06%
2011	10.37	2,393	24,814	0.00%	0.81%	(9.04%)
2010	11.40	1,908	21,751	0.00%	0.44%	26.34%
2009	9.02	806	7,273	0.00%	0.37%	57.15%
2008	5.74	755	4,332	0.00%	0.69%	(51.28%)
Templeton Foreign Securities Class 2 (6)
12/19/2012 - 12/31/2012	$10.98	920	$10,096	0.00%	0.00%	(0.14%)
Templeton Global Bond Securities Class 2
2012	$11.98	10,731	$128,513	0.00%	5.83%	15.07%
2011	10.41	8,040	83,686	0.00%	5.25%	(0.87%)
07/07/2010 - 12/31/2010	10.50	3,144	33,012	0.00%	0.00%	8.94%

See Notes to Financial Statements	See explanation of references on Page 28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
GE Investments Total Return Class 3
2012	$11.52	206	$2,373	0.00%	1.48%	12.25%
2011	10.27	149	1,526	0.00%	1.83%	(3.10%)
07/07/2010 - 12/31/2010	10.59	87	917	0.00%	2.25%	14.03%
Janus Aspen Series Overseas Service Class
2012	$9.80	19,963	$195,664	0.00%	0.62%	13.18%
2011	8.66	20,044	173,575	0.00%	0.37%	(32.34%)
2010	12.80	17,007	217,667	0.00%	0.56%	25.02%
2009	10.24	11,196	114,618	0.00%	0.42%	79.07%
2008	5.72	11,681	66,782	0.00%	1.13%	(52.23%)
Janus Aspen Series Enterprise Service Class
2012	$12.97	5,242	$67,999	0.00%	0.00%	16.99%
2011	11.09	2,972	32,951	0.00%	0.00%	(1.65%)
2010	11.27	3,044	34,324	0.00%	0.00%	25.52%
2009	8.98	3,731	33,516	0.00%	0.00%	44.44%
2008	6.22	3,642	22,647	0.00%	0.10%	(43.86%)
Lazard Retirement U.S. Strategic Equity Service Class
2012	$10.17	192	$1,948	0.00%	1.40%	14.01%
2011	8.92	123	1,100	0.00%	1.30%	1.96%
2010	8.75	44	389	0.00%	0.85%	12.85%
12/21/2009 - 12/31/2009	7.75	26	199	0.00%	See Note	(10)	(0.09%)
Legg Mason ClearBridge Variable Aggressive Growth - Class II
2012	$11.69	1,490	$17,429	0.00%	0.10%	18.46%
2011	9.87	1,363	13,453	0.00%	0.00%	2.16%
09/14/2010 - 12/31/2010	9.66	387	3,741	0.00%	0.00%	17.48%
Legg Mason ClearBridge Variable Mid Cap Core - Class II
2012	$11.80	1,342	$15,839	0.00%	0.83%	17.61%
2011	10.03	457	4,580	0.00%	0.00%	(4.14%)
2010	10.46	421	4,404	0.00%	0.00%	22.06%
2009	8.57	400	3,431	0.00%	0.13%	35.81%
06/23/2008 - 12/31/2008	6.31	372	2,349	0.00%	0.00%	(34.32%)
Lord Abbett Fundamental Equity Class VC
2012	$11.26	279	$3,143	0.00%	0.58%	10.58%
07/05/2011 - 12/31/2011	10.18	181	1,843	0.00%	0.43%	(10.66%)
MFS New Discovery Series Service Class
2012	$13.81	2,445	$33,759	0.00%	0.00%	20.90%
2011	11.42	3,035	34,671	0.00%	0.00%	(10.49%)
2010	12.76	1,377	17,573	0.00%	0.00%	35.94%
2009	9.39	1,525	14,319	0.00%	0.00%	62.92%
07/17/2008 - 12/31/2008	5.76	514	2,964	0.00%	0.00%	(33.97%)
MFS Utilities Series Service Class
2012	$12.59	17,780	$223,929	0.00%	6.63%	13.21%
2011	11.12	18,317	203,771	0.00%	3.12%	6.51%
2010	10.45	17,011	177,687	0.00%	2.83%	13.51%
2009	9.20	14,257	131,193	0.00%	4.64%	32.87%
2008	6.93	15,280	105,828	0.00%	1.30%	(37.81%)
PIMCO Global Multi-Asset - Advisor Class
2012	$9.95	7,765	$77,274	0.00%	2.98%	8.77%
09/26/2011 - 12/31/2011	9.15	8,475	77,537	0.00%	0.00%	0.63%
Royce Micro-Cap Service Class
2012	$10.92	226	$2,473	0.00%	0.00%	7.45%
07/05/2011 - 12/31/2011	10.17	193	1,965	0.00%	5.32%	(16.06%)
T. Rowe Price Blue Chip Growth - II
2012	$13.75	12,598	$173,211	0.00%	0.00%	17.91%
2011	11.66	13,044	152,105	0.00%	0.00%	1.36%
2010	11.50	11,934	137,289	0.00%	0.00%	16.00%
2009	9.92	12,101	120,009	0.00%	0.00%	41.79%
2008	6.99	10,376	72,577	0.00%	0.13%	(42.65%)
T. Rowe Price Equity Income - II
2012	$12.88	14,775	$190,274	0.00%	1.89%	16.92%
2011	11.01	17,150	188,889	0.00%	1.50%	(1.02%)
2010	11.13	17,400	193,620	0.00%	1.95%	14.74%
2009	9.70	8,497	82,405	0.00%	1.76%	25.25%
2008	7.74	8,070	62,485	0.00%	1.98%	(36.26%)
Van Eck VIP Global Hard Assets Initial Class
2012	$20.75	16,279	$337,810	0.00%	0.62%	3.39%
2011	20.07	16,893	339,071	0.00%	1.16%	(16.45%)
2010	24.02	16,946	407,100	0.00%	0.32%	29.23%
2009	18.59	14,166	263,342	0.00%	0.25%	57.54%
2008	11.80	12,941	152,706	0.00%	0.25%	(46.12%)

See Notes to Financial Statements	See explanation of references on Page 28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages 23 - 27

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the four Portfolio Optimization Variable Accounts (Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).

(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.

(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk ("M&E") fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)	Investment income ratio represents less than 0.005%.

(6)	Operations commenced during 2012 (See Note 1 in Notes to Financial Statements).

(7)	Subsequent to its commencement of operations on October 24, 2012, the Emerging Markets Debt Variable Account received its annual investment income distribution. The annualized investment income ratio was 11.78%. Prior to annualization, the ratio was 2.19%.

(8)	The investment income ratio for the Pacific Dynamix—Growth Variable Account was 11.48% for the year ended December 31, 2012. This ratio was substantially higher than prior years due to significant cash flows received shortly before the annual investment income distribution in December 2012.

(9)	Subsequent to its commencement of operations on December 1, 2008, the Fidelity VIP Freedom 2020 Service Class 2 Variable Account received its annual investment income distribution. The annualized investment income ratio was 42.33%. Prior to annualization, the ratio was 3.59%. Subsequent to its commencement of operations on November 6, 2008, the Fidelity VIP Freedom 2030 Service Class 2 Variable Account received its annual investment income distribution. The annualized investment income ratio was 27.29%. Prior to annualization, the ratio was 4.18%.

(10)	Subsequent to its commencement of operations on December 21, 2009, the Lazard Retirement U.S. Strategic Equity Service Class Variable Account received its annual investment income distribution. The annualized investment income ratio was 19.70%. Prior to annualization, the ratio was 0.54%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2012 is comprised of eighty subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 3), M Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). Seventy-one of the eighty Variable Accounts are presented in the Schedule of Investments on pages 1 and 2 of this brochure. The remaining nine Variable Accounts (Inflation Protected, Portfolio Optimization Conservative, American Century VP Mid Cap Value Class II, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, and Lord Abbett Developing Growth Class VC) had no investments as of December 31, 2012 and therefore are not presented in the Schedule of Investments.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) seven new Variable Accounts during 2012: the Emerging Markets Debt, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, Fidelity Freedom 2035 Service Class 2, Fidelity Freedom 2045 Service Class 2, Templeton Foreign Securities Class 2, and Lord Abbett Developing Growth Class VC Variable Accounts. The following four Variable Accounts commenced operations during 2012 (The Pacific Dynamix—Moderate Growth was organized prior to January 1, 2012):

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Emerging Markets Debt	October 24, 2012	Invesco V.I. International Growth Series II	August 7, 2012
Pacific Dynamix - Moderate Growth	June 28, 2012	Templeton Foreign Securities Class 2	December 19, 2012

Shortly after the commencement of operations of the Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”) during 2011, significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life and Annuity Company (“PL&A”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks ("M&E") and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated and therefore, PL&A will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company ("Pacific Life"). The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF's Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2012, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 0.99% which are based on an annual percentage of average daily net assets of each of each Portfolio of PSF, and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2012, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$1,017,524	$838,157	Mid-Cap Value	$3,769	$2,367
Diversified Bond	105,414	32,329	Small-Cap Equity	20,967	12,644
Floating Rate Loan	2,990	2,920	Small-Cap Growth	57,257	31,350
High Yield Bond	158,737	87,933	Small-Cap Index	48,218	169,849
Inflation Managed	368,389	196,112	Small-Cap Value	88,056	55,677
Managed Bond	257,023	292,468	Health Sciences	72,147	62,916
Short Duration Bond	84,163	68,401	Real Estate	90,081	103,683
Emerging Markets Debt (1)	430	14	Technology	52,772	51,800
American Funds Growth	34,638	82,356	Emerging Markets	200,916	89,598
American Funds Growth-Income	28,714	44,192	International Large-Cap	79,696	179,154
Comstock	46,031	37,300	International Small-Cap	9,019	20,218
Dividend Growth	34,435	26,495	International Value	73,914	77,366
Equity Index	109,750	212,016	American Funds Asset Allocation	10,819	1,544
Focused 30	33,420	42,076	Pacific Dynamix - Conservative Growth	2,094	472
Growth LT	131,062	139,168	Pacific Dynamix - Moderate Growth (1)	8,613	6,872
Large-Cap Growth	144,605	54,705	Pacific Dynamix - Growth	265,168	13,004
Large-Cap Value	87,307	85,076	Portfolio Optimization Moderate-Conservative	36,845	24,384
Long/Short Large-Cap	24,054	10,967	Portfolio Optimization Moderate	143,237	357,648
Main Street Core	110,400	252,015	Portfolio Optimization Growth	262,917	123,759
Mid-Cap Equity	252,161	156,296	Portfolio Optimization Aggressive-Growth	38,266	21,559
Mid-Cap Growth	121,080	78,106	I	378	595

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
II	$6	$379	Janus Aspen Series Overseas Service Class	$27,472	$6,961
III	2,118	991	Janus Aspen Series Enterprise Service Class	30,275	1,638
V	86	314	Lazard Retirement U.S. Strategic Equity
Invesco V.I. International Growth Series II (1)	1,733	110	Service Class	1,313	629
BlackRock Basic Value V.I. Class III	3,540	6,561	Legg Mason ClearBridge Variable
BlackRock Global Allocation V.I. Class III	60,976	76,786	Aggressive Growth - Class II	15,102	12,767
Fidelity VIP Contrafund Service Class 2	24,638	54,999	Legg Mason ClearBridge Variable
Fidelity VIP Freedom 2020 Service Class 2	12,387	19,315	Mid Cap Core - Class II	11,093	392
Fidelity VIP Freedom 2025 Service Class 2	396	102	Lord Abbett Fundamental Equity Class VC	1,293	157
Fidelity VIP Freedom 2030 Service Class 2	4,508	1,939	MFS New Discovery Series Service Class	11,143	14,928
Fidelity VIP Growth Service Class 2	17,438	3,364	MFS Utilities Series Service Class	26,331	18,397
Fidelity VIP Mid Cap Service Class 2	50,022	23,363	PIMCO Global Multi-Asset - Advisor Class	47,230	50,812
Fidelity VIP Value Strategies Service Class 2	2,565	5,400	Royce Micro-Cap Service Class	500	111
Templeton Foreign Securities Class 2 (1)	10,147	19	T. Rowe Price Blue Chip Growth - II	22,674	28,955
Templeton Global Bond Securities Class 2	84,180	47,264	T. Rowe Price Equity Income - II	6,840	32,414
GE Investments Total Return Class 3	1,043	373	Van Eck VIP Global Hard Assets Initial Class	72,318	54,051

(1)	Operations commenced during 2012 (See Note 1).

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2012, the Variable Accounts' holdings as presented in the Schedule of Investments on pages 1 and 2 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2012 and 2011 were as follows:

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)
Cash Management	103,257	(89,153)	14,104	61,992	(96,060)	(34,068)
Diversified Bond	7,621	(2,593)	5,028	3,788	(21,572)	(17,784)
Floating Rate Loan	292	(366)	(74)	1,541	(7,050)	(5,509)
High Yield Bond	7,078	(5,307)	1,771	4,533	(12,780)	(8,247)
Inflation Managed	9,293	(10,390)	(1,097)	9,139	(26,527)	(17,388)
Managed Bond	12,490	(17,846)	(5,356)	12,957	(34,148)	(21,191)
Short Duration Bond	7,243	(6,222)	1,021	5,656	(13,434)	(7,778)
Emerging Markets Debt (2)	39	(2)	37
American Funds Growth	3,954	(7,337)	(3,383)	4,783	(12,895)	(8,112)
American Funds Growth-Income	3,258	(4,716)	(1,458)	5,465	(27,189)	(21,724)
Comstock	3,081	(4,311)	(1,230)	4,965	(24,884)	(19,919)
Dividend Growth	2,445	(2,645)	(200)	2,939	(11,447)	(8,508)
Equity Index	11,574	(23,193)	(11,619)	19,963	(43,447)	(23,484)
Focused 30	866	(2,400)	(1,534)	1,558	(1,998)	(440)
Growth LT	5,194	(20,695)	(15,501)	9,372	(35,881)	(26,509)
Large-Cap Growth	7,096	(9,577)	(2,481)	9,194	(27,170)	(17,976)
Large-Cap Value	6,002	(9,023)	(3,021)	10,646	(39,032)	(28,386)
Long/Short Large-Cap	1,669	(1,063)	606	1,683	(18,762)	(17,079)
Main Street Core	9,217	(25,738)	(16,521)	10,405	(38,682)	(28,277)
Mid-Cap Equity	4,934	(9,611)	(4,677)	7,003	(22,393)	(15,390)
Mid-Cap Growth	4,051	(8,223)	(4,172)	6,773	(17,565)	(10,792)
Mid-Cap Value	137	(156)	(19)	877	(7,555)	(6,678)
Small-Cap Equity	1,037	(882)	155	1,269	(9,220)	(7,951)
Small-Cap Growth	3,624	(3,489)	135	5,563	(18,816)	(13,253)
Small-Cap Index	3,464	(11,270)	(7,806)	7,162	(11,193)	(4,031)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2012			2011
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease) (1)
Small-Cap Value	1,305	(2,630)	(1,325)	2,906	(5,002)	(2,096)
Health Sciences	2,794	(3,391)	(597)	2,926	(3,737)	(811)
Real Estate	2,231	(3,922)	(1,691)	2,130	(4,907)	(2,777)
Technology	5,189	(7,063)	(1,874)	4,625	(7,632)	(3,007)
Emerging Markets	3,252	(2,780)	472	2,849	(10,007)	(7,158)
International Large-Cap	7,877	(15,500)	(7,623)	8,273	(25,714)	(17,441)
International Small-Cap	1,235	(2,663)	(1,428)	2,833	(13,498)	(10,665)
International Value	9,862	(12,281)	(2,419)	9,743	(25,606)	(15,863)
American Funds Asset Allocation	667	(132)	535	409	(194)	215
Pacific Dynamix - Conservative Growth	143	(34)	109	—	(20)	(20)
Pacific Dynamix - Moderate Growth (2)	610	(480)	130
Pacific Dynamix - Growth	16,625	(835)	15,790	660	(43)	617
Portfolio Optimization Moderate-Conservative (3)	3,518	(2,561)	957	13,924	(1,639)	12,285
Portfolio Optimization Moderate (4)	19,270	(42,933)	(23,663)	183,694	(11,489)	172,205
Portfolio Optimization Growth (5)	27,017	(16,535)	10,482	209,411	(15,321)	194,090
Portfolio Optimization Aggressive-Growth (3)	4,338	(3,350)	988	48,063	(1,732)	46,331
I	—	(66)	(66)	372	(66)	306
II	—	(22)	(22)	—	(25)	(25)
III	—	(53)	(53)	196	(54)	142
V	—	(22)	(22)	—	(25)	(25)
Invesco V.I. International Growth Series II (2)	173	(11)	162
BlackRock Basic Value V.I. Class III	363	(682)	(319)	1,919	(1,003)	916
BlackRock Global Allocation V.I. Class III	4,498	(5,726)	(1,228)	7,578	(2,682)	4,896
Fidelity VIP Contrafund Service Class 2	2,060	(4,590)	(2,530)	3,591	(3,796)	(205)
Fidelity VIP Freedom 2020 Service Class 2	1,458	(2,349)	(891)	1,798	(1,611)	187
Fidelity VIP Freedom 2025 Service Class 2 (6)	55	(30)	25	122	(16)	106
Fidelity VIP Freedom 2030 Service Class 2	420	(199)	221	54	(199)	(145)
Fidelity VIP Growth Service Class 2	1,402	(281)	1,121	58	(167)	(109)
Fidelity VIP Mid Cap Service Class 2	2,542	(2,224)	318	3,020	(1,654)	1,366
Fidelity VIP Value Strategies Service Class 2	216	(477)	(261)	746	(261)	485
Templeton Foreign Securities Class 2 (2)	922	(2)	920
Templeton Global Bond Securities Class 2	7,336	(4,645)	2,691	7,173	(2,277)	4,896
GE Investments Total Return Class 3	91	(34)	57	93	(31)	62
Janus Aspen Series Overseas Service Class	917	(998)	(81)	3,955	(918)	3,037
Janus Aspen Series Enterprise Service Class	2,411	(141)	2,270	6	(78)	(72)
Lazard Retirement U.S. Strategic Equity Service Class	137	(68)	69	140	(61)	79
Legg Mason ClearBridge Variable Aggressive Growth - Class II	1,391	(1,264)	127	1,701	(725)	976
Legg Mason ClearBridge Variable Mid Cap Core - Class II	934	(49)	885	83	(47)	36
Lord Abbett Fundamental Equity Class VC (7)	113	(15)	98	186	(5)	181
MFS New Discovery Series Service Class	655	(1,245)	(590)	2,332	(674)	1,658
MFS Utilities Series Service Class	1,252	(1,789)	(537)	2,183	(877)	1,306
PIMCO Global Multi-Asset - Advisor Class (8)	5,116	(5,826)	(710)	10,296	(1,821)	8,475
Royce Micro-Cap Service Class (7)	43	(10)	33	199	(6)	193
T. Rowe Price Blue Chip Growth - II	2,076	(2,522)	(446)	2,632	(1,522)	1,110
T. Rowe Price Equity Income - II	598	(2,973)	(2,375)	1,396	(1,646)	(250)
Van Eck VIP Global Hard Assets Initial Class	2,799	(3,413)	(614)	3,616	(3,669)	(53)

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those Variable Accounts to the four Portfolio Optimization Variable Accounts (Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).
(2)	Operations commenced during 2012 (See Note 1).
(3)	Operations commenced on June 24, 2011.
(4)	Operations commenced on May 3, 2011.
(5)	Operations commenced on May 5, 2011.
(6)	Operations commenced on July 25, 2011.
(7)	Operations commenced on July 5, 2011.
(8)	Operations commenced on September 26, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Variable Account I, Variable Account II, Variable Account III, Variable Account V, Invesco V.I. International Growth Series II, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign Securities Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Janus Aspen Series Overseas Service Class, Janus Aspen Series Enterprise Service Class, Lazard Retirement U.S. Strategic Equity Service Class, Legg Mason ClearBridge Variable Aggressive Growth – Class II, Legg Mason ClearBridge Variable Mid Cap Core – Class II, Lord Abbett Fundamental Equity Class VC, MFS New Discovery Series Service Class, MFS Utilities Series Service Class, PIMCO Global Multi-Asset – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2012, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned of Pacific Life Insurance Company as of December 31, 2012, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2013

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report

as of December 31, 2012

• Pacific Select Exec

  Separate Account of

  Pacific Life & Annuity Company

Form No.	85-23210-12